GENERAL AND ADMINISTRATIVE	12 Months Ended
Dec. 31, 2023
General And Administrative
GENERAL AND ADMINISTRATIVE

NOTE 14 - GENERAL AND ADMINISTRATIVE

	Year ended December 31,
	2023	2022	2021
	USD in thousands
Payroll and related expenses	1,458	1,756	1,748
Share-based payments to service providers	134	215	268
Professional services	898	1,340	1,207
Directors’ fees and insurance	326	405	494
Travel expenses	15	8	—
Rent and office maintenance	196	175	212
Other	92	90	51
	3,119	3,989	3,980